PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following (in thousands):

	December 31,
	2021	2020
Plant, machinery and equipment	$34,149	$30,159
Furniture and fixtures	708	705
Leasehold improvements	2,676	2,469
	37,533	33,333
Accumulated depreciation	(29,792)	(28,500)
	$7,741	$4,833

Depreciation expense totaled approximately $3.1 million and $2.9 million for the years ended December 31, 2021 and 2020, respectively.